Other Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

		December 31, 2025	December 31, 2024
	Note	$	$
Cash-settled share-based compensation	22	81.1	85.2
Other		25.8	9.3
		106.9	94.5
Less current portion		51.8	53.5
Long-term portion		55.1	41.0